Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Property, Plant and Equipment, Net
14.	Property, Plant and Equipment

(a)	Property, plant and equipment as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024					2025
	Acquisition cost		Accumulated depreciation and impairment loss	Government grants	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Government grants	Book value
Land	￦	3,353,019	(12,144)	(5,000)	3,335,875	3,700,385	(8,261)	(5,738)	3,686,386
Buildings		12,097,246	(6,808,735)	(7,543)	5,280,968	12,970,144	(7,164,018)	(12,286)	5,793,840
Structures		8,292,323	(4,431,766)	(34)	3,860,523	9,030,274	(4,739,870)	(31)	4,290,373
Machinery and equipment		58,845,673	(40,516,816)	(17,179)	18,311,678	60,640,317	(42,410,343)	(24,647)	18,205,327
Vehicles		433,218	(340,993)	(2,250)	89,975	502,658	(400,506)	(1,537)	100,615
Tools		609,799	(474,877)	(421)	134,501	623,466	(504,974)	(235)	118,257
Furniture and fixtures		911,525	(711,472)	(20)	200,033	993,990	(774,780)	(42)	219,168
Right of use assets		1,589,388	(618,754)	—	970,634	2,071,107	(696,780)	—	1,374,327
Bearer plants		203,433	(63,982)	—	139,451	588,892	(226,021)	—	362,871
Construction-in-progress		7,744,779	(180,824)	(40,765)	7,523,190	8,399,751	(207,727)	(50,368)	8,141,656

	￦	94,080,403	(54,160,363)	(73,212)	39,846,828	99,520,984	(57,133,280)	(94,884)	42,292,820

(b)	Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2024 and 2025 were as follows:

1)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Impairment loss(*2,3)	Others(*1)	Ending
Land	￦	3,290,244	20,523	(6,061)	—	(6,620)	37,789	3,335,875
Buildings		4,427,632	14,002	(11,137)	(346,334)	(67,797)	1,264,602	5,280,968
Structures		3,081,524	11,663	(4,497)	(306,017)	(15,328)	1,093,178	3,860,523
Machinery and equipment		16,539,192	179,457	(47,511)	(2,484,915)	(385,367)	4,510,822	18,311,678
Vehicles		79,595	17,353	(1,487)	(39,263)	(56)	33,833	89,975
Tools		128,865	28,731	(673)	(54,966)	(1,573)	34,117	134,501
Furniture and fixtures		189,887	27,966	(2,380)	(70,561)	(3,260)	58,381	200,033
Right of use assets		998,305	132,219	(18,706)	(177,475)	(1,994)	38,285	970,634
Bearer plants		137,331	—	(27)	(9,602)	—	11,749	139,451
Construction-in-progress		6,333,673	7,634,826	(3,482)	—	(128,119)	(6,313,708)	7,523,190

	￦	35,206,248	8,066,740	(95,961)	(3,489,133)	(610,114)	769,048	39,846,828

(*1)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications resulting from change in purpose of use, adjustments of foreign currency translation differences and others.

(*2)
The Company calculated the net fair value of individual assets, such as steelmaking plant no. 1 and blast furnace no. 4 in Pohang, whose operation was suspended due to operation plan changes, to estimate recoverable amount and recognized an impairment loss of
￦
227,239 million for property, plant and equipment during the year ended December 31, 2024.

(*3)
The Company identified certain portion of the anode/cathode material assets that were in long-term idle status or expected to fall short of the anticipated economic performance during the year ended December 31, 2024. The Company calculated the net fair value of such individual assets to estimate the recoverable amount and recognized an impairment loss of
￦
307,911 million for assets that the recoverable amounts are less than their carrying amounts.

2)	For the year ended December 31, 2025

(in millions of Won)	Beginning		Acquisitions	Business combination(*1)	Disposals	Depreciation	Impairment loss(*2)	Others(*3)	Ending
Land	￦	3,335,875	33,702	218,786	(13,247)	—	(1,364)	112,634	3,686,386
Buildings		5,280,968	28,996	62,944	(35,868)	(403,394)	—	860,194	5,793,840
Structures		3,860,523	13,591	10,796	(103,544)	(330,278)	—	839,285	4,290,373
Machinery and equipment		18,311,678	107,319	23,146	(43,106)	(2,543,786)	(88,769)	2,438,845	18,205,327
Vehicles		89,975	9,538	19,921	(1,463)	(40,783)	(1,344)	24,771	100,615
Tools		134,501	23,288	—	(1,850)	(53,854)	(1)	16,173	118,257
Furniture and fixtures		200,033	30,487	4,818	(3,466)	(79,619)	—	66,915	219,168
Right of use assets		970,634	644,892	—	(43,705)	(202,668)	—	5,174	1,374,327
Bearer plants		139,451	—	249,352	(4,647)	(11,229)	—	(10,056)	362,871
Construction-in-progress		7,523,190	5,176,786	44,872	(8,941)	—	(44,175)	(4,550,076)	8,141,656

	￦	39,846,828	6,068,599	634,635	(259,837)	(3,665,611)	(135,653)	(196,141)	42,292,820

(*1)
For the year ended December 31, 2025, as entities such as PT. Prime Agri Resources were consolidated as subsidiaries, the Company included the resulting increase in property, plant and equipment in business combination.

(*2)
For the year ended December 31, 2025, the Company estimated the recoverable amount of individual assets whose operation was suspended, such as Finex Plant no. 3, at their net fair value and recognized an impairment loss of
￦
69,988 million.

(*3)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications resulting from change in purpose of use, adjustments of foreign currency translation differences and others.

(c)	Borrowing costs capitalized and the capitalized interest rate for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Weighted average expenditure	￦	3,585,047	4,016,832	3,740,288
Borrowing costs capitalized		126,260	193,093	148,383
Capitalization rate (%)		1.53 ~ 6.91	0.70 ~ 5.78	1.11 ~ 8.04

(d)	Property, plant and equipment and investment property pledged as collateral as of December 31, 2024 and 2025 are as follows:

(in millions of Won)		Book value
	Collateral right holder	2024		2025
Land	Korean Development Bank and others	￦	846,211	765,038
Buildings and structures	Korean Development Bank and others		1,303,216	1,275,029
Machinery and equipment	Korean Development Bank and others		1,828,174	2,319,098
Other property, plant and equipment	Korean Development Bank and others		34,614	650,904

		￦	4,012,215	5,010,069

As of December 31, 2025, assets pledged as collateral related to the Company’s borrowings and others amounting to
￦
5,320,753 million include investment properties and other assets such as right to use land.

(e)	Changes in the carrying amount of right of use assets presented as investment property and property, plant and equipment for the years ended December 31, 2024 and 2025 were as follows:

1)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Acquisitions	Depreciation	Impairment loss	Others	Ending
Land	￦	363,789	1,542	(17,501)	(1,994)	3,082	348,918
Buildings and structures		151,366	58,116	(54,092)	—	(643)	154,747
Machinery and equipment		355,604	37,204	(47,797)	—	1,631	346,642
Vehicles		48,228	12,501	(20,291)	—	4,633	45,071
Ships		220,754	—	(24,684)	—	—	196,070
Others		29,895	22,856	(19,657)	—	(9,068)	24,026

	￦	1,169,636	132,219	(184,022)	(1,994)	(365)	1,115,474

2)	For the year ended December 31, 2025

(in millions of Won)	Beginning		Acquisitions	Depreciation	Others	Ending
Land	￦	348,918	15,560	(16,154)	(22,092)	326,232
Buildings and structures		154,747	119,586	(55,532)	(25,018)	193,783
Machinery and equipment		346,642	29,687	(64,748)	20,540	332,121
Vehicles		45,071	15,832	(21,623)	1,489	40,769
Ships		196,070	264,508	(33,792)	—	426,786
Others		24,026	201,183	(16,440)	(10,929)	197,840

	￦	1,115,474	646,356	(208,289)	(36,010)	1,517,531

(f)	The amount recognized in profit or loss related to leases for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Interest on lease liabilities	￦	41,109	48,887	63,586
Expenses related to short-term leases		52,486	53,944	38,639
Expenses related to leases of low-value assets		20,103	25,968	19,346

	￦	113,698	128,799	121,571